Component of Income Tax (Benefit) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Current
Bermuda	$ 0	$ 0		$ 0
Foreign	930	3,648		(17,251)
Current Income Tax Expense (Benefit), Total	930	3,648		(17,251)
Deferred
Bermuda	0	0		0
Foreign	(4,377)	3,047		(817)
Deferred Income Tax Expense (Benefit), Total	(4,377)	3,047		(817)
Income tax (expense) benefit	$ (3,447)	$ 6,695	[1]	$ (18,068)	[1]

[1]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).